Segmental and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segmental and revenue analysis

	For the Years Ended December 31,
	2018	2017	2016
Products	$1,387,955	$3,771,573	$4,846,972
Projects	6,223,293	4,425,596	1,578,366
Services	18,362,715	7,995,334	-
Net revenues	25,973,963	16,192,503	6,425,338
Products – related parties	304,938	229,367	4,302,978
Projects – related parties	20,761,803	8,917,627	1,551,405
Net revenues from related parties	21,066,741	9,146,994	5,854,383
Total net revenues	$47,040,704	$25,339,497	$12,279,721